Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,999,999	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	14,685,932	13,258,707	10,589,746
Common stock, shares outstanding	14,685,932	13,258,707	10,589,746
Special Voting Preferred Stock
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	1
Preferred stock, shares issued	1
Preferred stock, shares outstanding	1
Preferred stock, liquidation preference per share		$ 1